Related Party Transactions (Schedule of Related Party Transactions) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2025
Related Party Transaction [Line Items]
Accounts Payable, Current	$ 132.1	$ 163.8		$ 121.9
Service Company [Member]
Related Party Transaction [Line Items]
Accounts Payable, Current	26.9	3.9
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Accounts and Other Receivables, Net, Current	0.3	2.4
Charges from Service Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	66.2	50.5	$ 43.2
Charges to the Service Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	(4.1)	(3.0)	(4.0)
Affiliated Entity [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	37.6	32.2	28.1
Other related party [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	1.9	1.7	2.5
Charges from Service Company - Capital Expenditures [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 54.6	$ 31.8	$ 21.6